Goodwill and Intangible Assets (Details) (USD $)	8 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2013 Weibo Interactive	May 31, 2013 Weibo Interactive	Dec. 31, 2013 All Sure	Dec. 31, 2013 Portal advertising	Dec. 31, 2012 Portal advertising	Dec. 31, 2011 Portal advertising	Dec. 31, 2010 Portal advertising	Dec. 31, 2013 Portal advertising All Sure	Dec. 31, 2013 Weibo	Dec. 31, 2013 Weibo Weibo Interactive	Dec. 31, 2011 Others
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		$ 15,159,000	$ 15,159,000		$ 7,517,000		$ 39,826,000	$ 15,159,000	$ 15,159,000	$ 15,159,000		$ 7,517,000		$ 68,891,000
Impairment		(68,891,000)												(68,891,000)
Acquisition	32,200,000			7,517,000		24,667,000					24,667,000		7,517,000
Balance at the end of the period	$ 47,343,000	$ 15,159,000	$ 15,159,000		$ 7,517,000	$ 24,667,000	$ 39,826,000	$ 15,159,000	$ 15,159,000	$ 15,159,000		$ 7,517,000